UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM FOR SUBMISSION OF ELECTRONIC EXHIBITS FOR

ASSET-BACKED SECURITIES

Commission File Number of the issuing entity: 333-257737-12

Central Index Key Number of the issuing entity: 0002006370

BBCMS Mortgage Trust 2024-C24

(Exact name of issuing entity as specified in its charter)

Commission File Number of the depositor: 333-257737

Central Index Key Number of the depositor: 0001541480

Barclays Commercial Mortgage Securities LLC

(Exact name of depositor as specified in its charter)

Barclays Capital Real Estate Inc.
(Central Index Key Number 0001549574)

Societe Generale Financial Corporation

(Central Index Key Number 0001755531)

Argentic Real Estate Finance 2 LLC

(Central Index Key Number 0001968416)

Bank of Montreal
(Central Index Key Number 0000927971)

German American Capital Corporation
(Central Index Key Number 0001541294)

KeyBank National Association
(Central Index Key Number 0001089877)

Starwood Mortgage Capital LLC
(Central Index Key Number 0001548405)

UBS AG

(Central Index Key Number 0001685185)

BSPRT CMBS Finance, LLC
(Central Index Key Number 0001722518)

LMF Commercial, LLC

(Central Index Key Number 0001592182)

Daniel Vinson, (212) 528-8224
(Name and telephone number, including area code, of the person to contact in connection with this filing)

INFORMATION TO BE INCLUDED WITH THIS FORM

Item 1. File an Asset Data File in accordance with Exhibit 601(b)(102) (17 CFR 229.601(b)(102)).

Item 2. File an Asset Related Document in accordance with Exhibit 601(b)(103) (17 CFR 229.601(b)(103)).

Explanatory Note

This Form ABS-EE/A amends the Form ABS-EE (the “January 24 Form ABS-EE”), filed with the Securities and Exchange Commission on January 24, 2024, with respect to BBCMS Mortgage Trust 2024-C24, Commercial Mortgage Pass-Through Certificates, Series 2024-C24. Effective upon the filing of this Form ABS-EE/A, Exhibits 102 and 103 of the January 24 Form ABS-EE are replaced and superseded in their entirety by Exhibits 102 and 103, respectively, to this Form ABS-EE/A.

SIGNATURES

The depositor has duly caused this Form to be signed on its behalf by the undersigned hereunto duly authorized.

Barclays Commercial Mortgage Securities LLC
(Depositor)

/s/ Daniel Vinson
Date: January 31, 2024	Daniel Vinson, Chief Executive Officer

EXHIBIT INDEX

Exhibit Number	Description

Exhibit 102	Asset Data File
Exhibit 103	Asset Related Document